Trade and Other Payables Trade Payables Aging (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade payables aging [Line Items]
Trade payables	$ 51	$ 47
0 - 30 days
Trade payables aging [Line Items]
Trade payables	31	33
31 - 60 days
Trade payables aging [Line Items]
Trade payables	15	6
61 - 90 days
Trade payables aging [Line Items]
Trade payables	3	6
Over 90 days
Trade payables aging [Line Items]
Trade payables	$ 2	$ 2